Exhibit 99.1

World Omni Select Auto Trust 2019-A
Monthly Servicer Certificate
April 30, 2023

Dates Covered
Collections Period	04/01/23 - 04/30/23
Interest Accrual Period	04/17/23 - 05/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/23	105,038,837.83	8,704
Principal Payments	5,021,328.67	174
Defaulted Receivables	315,279.42	24
Repurchased Accounts	0.00	0
Pool Balance at 04/30/23	99,702,229.74	8,506

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.39%
Prepayment ABS Speed	1.02%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	7,644,673.80	544
Past Due 61-90 days	2,000,465.04	131
Past Due 91-120 days	197,557.81	15
Past Due 121+ days	0.00	0
Total	9,842,696.65	690

Total 31+ Delinquent as % Ending Pool Balance	9.87%
Total 61+ Delinquent as % Ending Pool Balance	2.20%
Delinquency Trigger Occurred	NO

Recoveries	473,717.60
Aggregate Net Losses/(Gains) - April 2023	(158,438.18)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-1.81%
Prior Net Losses/(Gains) Ratio	-0.25%
Second Prior Net Losses/(Gains) Ratio	1.03%
Third Prior Net Losses/(Gains) Ratio	0.96%
Four Month Average	-0.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	3.05%

Overcollateralization Target Amount	14,887,642.05
Actual Overcollateralization	14,887,642.05
Weighted Average Contract Rate	8.82%
Weighted Average Remaining Term	28.08

Flow of Funds	$ Amount
Collections	6,202,256.16
Investment Earnings on Cash Accounts	15,325.69
Servicing Fee	(109,415.46)
Transfer to Collection Account	0.00
Available Funds	6,108,166.39

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	0.00
(2) Class A Interest	0.00
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	5,499.50
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	75,307.17
(7) Noteholders' Third Priority Principal Distributable Amount	0.00
(8) Class D Interest	69,908.42
(9) Noteholders' Fourth Priority Principal Distributable Amount	0.00
(10) Class E Interest	0.00
(11) Noteholders' Fifth Priority Principal Distributable Amount	0.00
(12) Required Reserve Account	0.00
(13) Noteholders' Principal Distributable Amount	5,336,608.09
(14) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(15) Distribution to Certificateholders	620,843.21

Total Distributions of Available Funds	6,108,166.39

Servicing Fee	109,415.46
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Note Balance @ 04/17/23	90,151,195.78
Principal Paid	5,336,608.09
Note Balance @ 05/15/23	84,814,587.69

Class A-1
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2a
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2b
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-3
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class B
Note Balance @ 04/17/23	3,041,195.78
Principal Paid	3,041,195.78
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class C
Note Balance @ 04/17/23	37,970,000.00
Principal Paid	2,295,412.31
Note Balance @ 05/15/23	35,674,587.69
Note Factor @ 05/15/23	93.9546687%

Class D
Note Balance @ 04/17/23	32,390,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	32,390,000.00
Note Factor @ 05/15/23	100.0000000%

Class E
Note Balance @ 04/17/23	16,750,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	16,750,000.00
Note Factor @ 05/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	150,715.09
Total Principal Paid	5,336,608.09
Total Paid	5,487,323.18

Class A-1
Coupon	2.12123%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.06000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.34000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	2.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class B
Coupon	2.17000%
Interest Paid	5,499.50
Principal Paid	3,041,195.78
Total Paid to B Holders	3,046,695.28

Class C
Coupon	2.38000%
Interest Paid	75,307.17
Principal Paid	2,295,412.31
Total Paid to C Holders	2,370,719.48

Class D
Coupon	2.59000%
Interest Paid	69,908.42
Principal Paid	0.00
Total Paid to D Holders	69,908.42

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2188845
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.7503893
Total Distribution Amount	7.9692738

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

B Interest Distribution Amount	0.0923355
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	51.0610440
Total B Distribution Amount	51.1533795

C Interest Distribution Amount	1.9833334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	60.4533134
Total C Distribution Amount	62.4366468

D Interest Distribution Amount	2.1583334
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	2.1583334

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 04/17/23	3,721,910.51
Investment Earnings	14,396.09
Investment Earnings Paid	(14,396.09)
Deposit/(Withdrawal)	-
Balance as of 05/15/23	3,721,910.51
Change	-

Required Reserve Amount	3,721,910.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$868,752.13	$901,289.69	$1,105,869.82
Number of Extensions	62	69	78
Ratio of extensions to Beginning of Period Receivables Balance	0.83%	0.81%	0.94%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.